Segmented Information - Summary of Reportable Segments and Corporate Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 9,374	$ 8,988
Exploration and evaluation assets	341,014	343,794
Total assets	1,099,780	1,131,223
Total liabilities	(282,847)	(240,293)
Income from discontinued operations	0	0	$ 1,270,788
(Loss)/income from continuing operations	(76,880)	(15,240)	17,581
Net Income (loss)	(76,880)	(15,240)	1,288,369
Exploration expenditures	(6,689)	(10,078)	$ (21,214)
Operating Segments
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	9,374	8,988
Exploration and evaluation assets	341,014	343,794
Total assets	1,099,780	1,131,223
Total liabilities	(282,847)	(240,293)
Property, plant and equipment additions	875	971
(Loss)/income from continuing operations	(76,880)	(15,240)
Exploration expenditures	(6,689)	(10,078)
Depreciation	(489)	(758)
Interest expense	(27,837)	(25,176)
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	0	0
Exploration and evaluation assets	0	0
Total assets	409,762	421,270
Total liabilities	0	0
Property, plant and equipment additions	0	0
(Loss)/income from continuing operations	(39,766)	(28,232)
Exploration expenditures	0	0
Interest expense	0	0
Operating Segments | Pastos Grandes
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	8,444	8,584
Exploration and evaluation assets	340,999	343,779
Total assets	606,805	614,286
Total liabilities	(14,869)	(575)
Property, plant and equipment additions	0	764
(Loss)/income from continuing operations	(5,564)	4,614
Exploration expenditures	(6,333)	(9,819)
Depreciation	(140)	(208)
Interest expense	0	0
Operating Segments | Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	930	404
Exploration and evaluation assets	15	15
Total assets	83,213	95,667
Total liabilities	(267,978)	(239,718)
Property, plant and equipment additions	875	207
(Loss)/income from continuing operations	(31,550)	8,378
Exploration expenditures	(356)	(259)
Depreciation	(349)	(550)
Interest expense	$ (27,837)	$ (25,176)